Other comprehensive income	12 Months Ended
Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
Other comprehensive income	Other comprehensive income

	Items that may subsequently be reclassified to income		Item never reclassified to income
(millions)	Change in unrealized fair value of derivatives	Cumulative foreign currency translation adjustment	Employee defined benefit plan re- measurements	Accumulated other comprehensive income
Accumulated balance as at January 1, 2020	$(1)	$19	$(3)	$15
Other comprehensive income (loss)
Amount arising	(51)	124	—	73
Income taxes	1	—	—	1
Net	(50)	124	—	74
Accumulated balance as at December 31, 2020	$(51)	$143	$(3)	$89
Other comprehensive income (loss)
Amount arising	41	(95)	—	(54)
Income taxes	(1)	—	—	(1)
Net	40	(95)	—	(55)
Accumulated balance as at December 31, 2021	$(11)	$48	$(3)	$34
Other comprehensive income (loss)
Amount arising	48	(89)	3	(38)
Income taxes	(5)	—	—	(5)
Net	$43	$(89)	$3	$(43)
Accumulated balance as at December 31, 2022	$32	$(41)	$—	$(9)